Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Long-Term Debt

NOTE 6.  LONG-TERM DEBT

Long-term debt, including debt related to hotel properties held for sale, consisted of the following loans payable at December 31:

Lender	Balance at December 31, 2016	Interest rate at December 31, 2016	Maturity	Amortization provision	Properties encumbered at December 31, 2016	Balance at December 31, 2015
Fixed rate debt
Western Alliance Bank	$4,806	7.17%	02/2017	15 years	2	$10,819
Western Alliance Bank	2,803	4.75%	02/2018	15 years	2	3,864
Cantor Commercial Real Estate Lending	5,713	4.25%	11/2017	30 years	1	5,826
Morgan Stanley Mortgage Capital Holdings, LLC	912	5.83%	12/2017	25 years	4	27,542
Great Western Bank (7)	14,326	4.33%	12/2021	25 years	1	-
Great Western Bank (7)	1,599	4.33%	12/2021	7 years	-	-
Total fixed rate debt	30,159					48,051

Variable rate debt
Great Western Bank (6)	-	4.75% (1)	06/2018	Interest only	2	3,215
Western Alliance Bank	4,882	4.18% (2)	11/2020	25 years	1	4,990
Western Alliance Bank	9,863	4.18% (2)	11/2020	25 years	1	10,079
The Huntington National Bank	7,361	2.87% (3)	11/2020	25 years	3	9,981
LMREC 2015 - CREI, Inc. (Latitude)	11,124	7.00% (4)	05/2018	$12 monthly (5)	1	11,220
Total variable rate debt	33,230				18	39,485

Total long-term debt	$63,389					$87,536
Less: Deferred financing costs	(669)					(1,525)
Total long-term debt, net of deferred financing costs	62,720					86,011
Less: Long-term debt related to hotel properties held for sale, net of deferred financing costs of $55 and $736	(5,945)					(41,344)

Long-term debt related to hotel properties held for use, net of deferred financing costs of $614 and $789	$56,775					$44,667

(1) Prime rate plus 1%; was fixed rate debt at 4.5% prior to amendment on June 5, 2015

(2) 90-day LIBOR plus 3.25%

(3) 30-day LIBOR plus 2.25%, fixed at 4.13% after giving effect to interest rate swap

(4) 30-day LIBOR plus 6.25% 30-day LIBOR capped at 1.0% after giving effect to market rate cap (see Note 8)

(5) $12 monthly payment began May 2016

(6) Total availability under this revolving credit facility was $1,234 at December 31, 2015; commitment fee on unused facility is 0.25%

(7) Both loans are collateralized by Aloft Leawood

At December 31, 2016, we had long-term debt of $57,389 associated with assets held for use with a weighted average term to maturity of 2.9 years and a weighted average interest rate of 4.89%.  Of this total, at December 31, 2016,  $26,079 is fixed rate debt with a weighted average term to maturity of 2.8 years and a weighted average interest rate of 4.78% and $31,310 is variable rate debt with a weighted average term to maturity of 2.9 years and a weighted average interest rate of 4.98%.  At December 31, 2015, we had long-term debt of $45,455 associated with assets held for use with a weighted average term to maturity of 3.3 years and a weighted average interest rate of 4.98%.  Of this total, at December 31, 2015,  $12,439 is fixed rate debt with a weighted average term to maturity of 1.6 years and a weighted average interest rate of 5.63% and $33,016 is variable rate debt with a weighted average term to maturity of 3.9 years and a weighted average interest rate of 4.74%.

Debt is classified as held for sale if the properties collateralizing it are held for sale. Debt associated with assets held for sale is classified in the table below based on its contractual maturity although the balances are expected to be repaid within one year upon the sale of the related hotel properties.  Aggregate annual principal payments on debt for the next five years and thereafter are as follows:

	Held for sale	Held for use	Total
2017	$1,574	$11,333	$12,907
2018	2,603	12,065	14,668
2019	52	1,120	1,172
2020	1,771	19,199	20,970
2021	-	13,672	13,672
Total	$6,000	$57,389	$63,389

As discussed further in the Subsequent Events footnote (see Note 17), on January 27, 2017, the WAB loan with a balance of $4,806 at December 31, 2016 due February 1, 2017 was extended to February 1, 2018.  On March 1, 2017 a significant portion of the Company’s debt (including all debt outstanding at December 31, 2016 with the exception of the two variable rate WAB loans and the two fixed rate Great Western Bank loans) was refinanced with a $90,000 secured credit facility that matures on March 1, 2019.

Financial Covenants

The Company’s debt agreements contain requirements as to the maintenance of minimum levels of debt service and fixed charge coverage and required loan-to-value and leverage ratios, and place certain restrictions on dividends.  As of December 31, 2016, we were in compliance with our financial covenants.

If we fail to pay our indebtedness when due, fail to comply with covenants or otherwise default on our loans, unless waived, we could incur higher interest rates during the period of such loan defaults, be required to immediately pay our indebtedness, and ultimately lose our hotels through lender foreclosure if we are unable to obtain alternative sources of financing with acceptable terms. Our Great Western Bank and certain of our WAB facilities contain cross-default provisions which would allow Great Western Bank and WAB to declare a default and accelerate our indebtedness to them if we default on our other loans and such default would permit that lender to accelerate our indebtedness under any such loan. As of December 31, 2016, we are not in default of any of our loans.

2014 Convertible Loan

On January 9, 2014, we entered into an unsecured convertible loan agreement with Real Estate Strategies, L.P. (“RES”), for a revolving line of credit of up to $2,000 with an annual interest rate equal to LIBOR plus 7%. During the first quarter of 2014, the Company borrowed the full amount of $2,000 available under the loan agreement.

Upon issuance, it was determined that the conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative liability as there was no explicit limit to the number of shares to be delivered upon settlement of the conversion option.  The initial fair value of the conversion feature was determined to be $151 and was recorded as a derivative liability with the offset recorded as a debt discount against the convertible loan.

RES applied the amount owed to it under the loan to purchase 1,250,000 shares of newly issued common stock. On June 11, 2014, the effective purchase date, $1,950, the fair value of the shares issued, was recorded in equity, and a gain of $88 was recorded in other income to reflect the change in fair value from March 31, 2014 to the date of conversion of the convertible loan, amortized debt discount, and the separately accounted for embedded derivative.